Other Financial Information - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets [Abstract]
Cash and cash equivalents	$ 163,412	$ 247,556	$ 187,831	$ 257,868
Restricted cash	13,480	2,564	2,041
Accounts receivable, net	64,813	85,581
Due from affiliate companies	12,669	27,196
Total current assets	302,959	417,131
Deposits for vessels, port terminals and other fixed assets	73,949	45,365
Vessels, port terminals and other fixed assets, net	1,823,961	1,911,143
Investments in available-for-sale securities	5,173	6,701
Investments in affiliates	381,746	344,453	335,303
Long-term receivable from affiliate companies	0	9,625
Loan receivable from affiliate companies	16,474	7,791
Total non-current assets	2,655,854	2,710,566
Total assets	2,958,813	3,127,697	2,886,453
Current liabilities
Accounts payable	72,605	53,837
Accrued expenses and other liabilities (including related party)	103,095	107,320
Deferred income and cash received in advance	13,492	12,445
Due to affiliate companies	17,791	0
Current portion of capital lease obligations	2,929	1,449
Current portion of long-term debt	16,944	23,283
Total current liabilities	226,856	198,334
Capital lease obligations, net of current portion	17,720	20,911
Unfavorable lease terms	7,526	22,141
Other long-term liabilities (including related party) and deferred income	20,878	17,459
Deferred tax liability	10,917	12,735
Total non-current liabilities	1,621,405	1,662,853
Total liabilities	1,848,261	1,861,187
Noncontrolling interest	121,592	113,547
Total Navios Holdings stockholders' equity	988,960	1,152,963
Total liabilities and stockholders' equity	2,958,813	3,127,697
Navios Maritime Holdings Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	34,152	98,539	33,769	79,213
Intercompany receivables	10,360	23,567
Due from affiliate companies	4,833	4,638
Prepaid expenses and other current assets	3	2
Total current assets	49,348	126,746
Investments in subsidiaries	1,636,433	1,622,239
Investments in affiliates	356,797	331,130
Goodwill and other intangibles	86,793	89,562
Total non-current assets	2,080,023	2,042,931
Total assets	2,129,371	2,169,677
Current liabilities
Accounts payable	363	591
Accrued expenses and other liabilities (including related party)	33,244	33,099
Intercompany payables	123,041
Total current liabilities	156,648	33,690
Long-term debt, net of current portion	983,763	983,024
Total non-current liabilities	983,763	983,024
Total liabilities	1,140,411	1,016,714
Total Navios Holdings stockholders' equity	988,960	1,152,963
Total liabilities and stockholders' equity	2,129,371	2,169,677
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	47,753	77,085	67,492	133,116
Restricted cash	13,480	2,564
Accounts receivable, net	38,716	56,265
Intercompany receivables	38,108
Due from affiliate companies	7,836	22,558
Prepaid expenses and other current assets	36,580	31,179
Total current assets	182,473	189,651
Deposits for vessels, port terminals and other fixed assets	29,695	22,140
Vessels, port terminals and other fixed assets, net	1,396,101	1,467,518
Investments in subsidiaries	285,726	271,532
Investments in available-for-sale securities	5,173	6,701
Investments in affiliates	13,028	548
Long-term receivable from affiliate companies	0	9,625
Loan receivable from affiliate companies	16,474	7,791
Other long-term assets	21,325	6,920
Goodwill and other intangibles	52,829	85,273
Total non-current assets	1,820,351	1,878,048
Total assets	2,002,824	2,067,699
Current liabilities
Accounts payable	45,913	18,399
Accrued expenses and other liabilities (including related party)	54,451	49,363
Deferred income and cash received in advance	6,267	6,263
Intercompany payables		93,226
Due to affiliate companies	17,791
Current portion of long-term debt	16,875	23,214
Total current liabilities	141,297	190,465
Long-term debt, net of current portion	213,102	231,193
Unfavorable lease terms	7,526	22,141
Other long-term liabilities (including related party) and deferred income	19,360	14,574
Total non-current liabilities	239,988	267,908
Total liabilities	381,285	458,373
Total Navios Holdings stockholders' equity	1,621,539	1,609,326
Total liabilities and stockholders' equity	2,002,824	2,067,699
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	81,507	71,932	86,570	45,539
Accounts receivable, net	26,097	29,316
Intercompany receivables	74,573	71,442
Prepaid expenses and other current assets	12,002	23,053
Total current assets	194,179	195,743
Deposits for vessels, port terminals and other fixed assets	44,254	23,225
Vessels, port terminals and other fixed assets, net	427,860	443,625
Investments in affiliates	11,921	12,775
Other long-term assets	22,433	28,740
Goodwill and other intangibles	171,171	174,993
Total non-current assets	677,639	683,358
Total assets	871,818	879,101
Current liabilities
Accounts payable	26,329	34,847
Accrued expenses and other liabilities (including related party)	15,400	24,858
Deferred income and cash received in advance	7,225	6,182
Intercompany payables		1,783
Current portion of capital lease obligations	2,929	1,449
Current portion of long-term debt	69	69
Total current liabilities	51,952	69,188
Long-term debt, net of current portion	367,499	375,390
Capital lease obligations, net of current portion	17,720	20,911
Other long-term liabilities (including related party) and deferred income	1,518	2,885
Deferred tax liability	10,917	12,735
Total non-current liabilities	397,654	411,921
Total liabilities	449,606	481,109
Noncontrolling interest	121,592	113,547
Total Navios Holdings stockholders' equity	300,620	284,445
Total liabilities and stockholders' equity	871,818	879,101
Eliminations
Current assets [Abstract]
Intercompany receivables	(123,041)	(95,009)
Total current assets	(123,041)	(95,009)
Investments in subsidiaries	(1,922,159)	(1,893,771)
Total non-current assets	(1,922,159)	(1,893,771)
Total assets	(2,045,200)	(1,988,780)
Current liabilities
Intercompany payables	(123,041)	(95,009)
Total current liabilities	(123,041)	(95,009)
Total liabilities	(123,041)	(95,009)
Total Navios Holdings stockholders' equity	(1,922,159)	(1,893,771)
Total liabilities and stockholders' equity	(2,045,200)	(1,988,780)
Total
Current assets [Abstract]
Cash and cash equivalents	163,412	247,556	$ 187,831	$ 257,868
Restricted cash	13,480	2,564
Accounts receivable, net	64,813	85,581
Intercompany receivables	0	0
Due from affiliate companies	12,669	27,196
Prepaid expenses and other current assets	48,585	54,234
Total current assets	302,959	417,131
Deposits for vessels, port terminals and other fixed assets	73,949	45,365
Vessels, port terminals and other fixed assets, net	1,823,961	1,911,143
Investments in subsidiaries	0	0
Investments in available-for-sale securities	5,173	6,701
Investments in affiliates	381,746	344,453
Long-term receivable from affiliate companies	0	9,625
Loan receivable from affiliate companies	16,474	7,791
Other long-term assets	43,758	35,660
Goodwill and other intangibles	310,793	349,828
Total non-current assets	2,655,854	2,710,566
Total assets	2,958,813	3,127,697
Current liabilities
Accounts payable	72,605	53,837
Accrued expenses and other liabilities (including related party)	103,095	107,320
Deferred income and cash received in advance	13,492	12,445
Intercompany payables	0	0
Due to affiliate companies	17,791
Current portion of capital lease obligations	2,929	1,449
Current portion of long-term debt	16,944	23,283
Total current liabilities	226,856	198,334
Long-term debt, net of current portion	1,564,364	1,589,607
Capital lease obligations, net of current portion	17,720	20,911
Unfavorable lease terms	7,526	22,141
Other long-term liabilities (including related party) and deferred income	20,878	17,459
Deferred tax liability	10,917	12,735
Total non-current liabilities	1,621,405	1,662,853
Total liabilities	1,848,261	1,861,187
Noncontrolling interest	121,592	113,547
Total Navios Holdings stockholders' equity	988,960	1,152,963
Total liabilities and stockholders' equity	$ 2,958,813	$ 3,127,697